Consolidated balance sheets R$ in Thousands, $ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Statement of financial position [abstract]
Cash	R$ 3,553,126	R$ 2,485,641
Financial assets	177,681,987	127,745,263
Fair value through profit or loss	96,730,159	69,123,669
Securities	87,513,004	58,179,955
Derivative financial instruments	9,217,155	10,943,714
Fair value through other comprehensive income	34,478,668	32,332,377
Securities	34,478,668	32,332,377
Evaluated at amortized cost	46,473,160	26,289,217
Securities	9,272,103	2,238,807
Securities purchased under agreements to resell	7,603,820	8,894,531
Securities trading and intermediation	3,271,000	1,405,651
Accounts receivable	597,887	469,086
Loan operations	22,211,161	12,819,627
Other financial assets	3,517,189	461,515
Other assets	5,760,811	4,688,125
Recoverable taxes	163,248	153,316
Rights-of-use assets	258,491	284,509
Prepaid expenses	4,240,107	3,982,750
Other	1,098,965	267,550
Deferred tax assets	1,611,882	1,273,069
Investments in associates and joint ventures	2,271,731	2,013,365
Property and equipment	310,894	313,964
Goodwill and Intangible assets	844,182	820,975
Total assets	192,034,613	139,340,402
Financial liabilities	127,708,578	91,358,151
Fair value through profit or loss	22,134,674	14,573,385
Securities	13,529,265	2,665,202
Derivative financial instruments	8,605,409	11,908,183
Evaluated at amortized cost	105,573,904	76,784,766
Securities sold under repurchase agreements	31,790,091	26,281,345
Securities trading and intermediation	16,062,697	15,597,555
Financing instruments payable	43,683,629	24,429,086
Accounts payables	617,394	867,526
Borrowings	1,865,880	1,928,782
Other financial liabilities	11,554,213	7,680,472
Other liabilities	47,172,782	33,533,688
Social and statutory obligations	968,119	1,022,212
Taxes and social security obligations	365,419	549,651
Retirement plans liabilities	45,733,815	31,921,400
Provisions and contingent liabilities	43,541	29,308
Other	61,888	11,117
Deferred tax liabilities	111,043	28,934
Total liabilities	174,992,403	124,920,773
Equity attributable to owners of the Parent company	17,035,735	14,416,836
Issued capital	24	23
Capital reserve	19,156,382	14,923,315
Other comprehensive income	(133,909)	(334,563)
Treasury shares	(1,986,762)	(171,939)
Non-controlling interest	6,475	2,793
Total equity	17,042,210	14,419,629
Total liabilities and equity	R$ 192,034,613	R$ 139,340,402